Other Current Liabilities	12 Months Ended
Mar. 31, 2025
Other Current Liabilities
Other Current Liabilities

Note 7 - Other Current Liabilities

Other current liabilities consists of the following:

	As of March 31,
	2025	2024
Taxes payable	$1,431	$3,584
Finance lease obligations, current	156	294
Accrued expenses	5,062	4,892
Deferred revenue	274	261
Other	830	257
	$7,753	$9,288